S000057727 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	74 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar U.S. Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.09%	13.96%	14.65%
Performance Inception Date	[1]			Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		18.84%	11.72%	11.58%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.97%	9.41%	9.58%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.03%	8.81%	8.83%
Performance Inception Date				Nov. 02, 2018

[1]
The Morningstar U.S. Market Index is a diversified, broad-based securities market index that measures the performance of large-, mid- and small-cap stocks in the U.S., representing the top 97% of the investable universe by market capitalization.